UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 17, 2008

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$89,210

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      901    13192 SH       SOLE                    13192
ABBOTT LABORATORIES            COM              002824100     3394    58944 SH       SOLE                    58944
AMERICAN INTERNATIONAL GROUP   COM              026874107      213    63861 SH       SOLE                    63861
APPLE COMPUTER INC             COM              037833100      244     2150 SH       SOLE                     2150
AT&T INC                       COM              00206R102     1765    63221 SH       SOLE                    63221
BANK OF AMERICA CORP           COM              060505104      761    21746 SH       SOLE                    21746
CHEVRONTEXACO CORPORATION      COM              166751107      633     7677 SH       SOLE                     7677
CHICO'S FAS, INC.              COM              168615102      429    78350 SH       SOLE                    78350
CISCO SYSTEMS INC              COM              17275R102     2947   130650 SH       SOLE                   130650
CULLEN FROST BANKERS           COM              229899109     3436    57273 SH       SOLE                    57273
CVS CORP.                      COM              126650100     2976    88400 SH       SOLE                    88400
DISNEY WALT HOLDING CO         COM              254687106     2598    84653 SH       SOLE                    84653
DRS TECHNOLOGIES, INC.         COM              23330X100      418     5451 SH       SOLE                     5451
EMC CORP MASS                  COM              268648102     2523   210965 SH       SOLE                   210965
ENTERGY CORP                   COM              29364G103      223     2500 SH       SOLE                     2500
EXXON MOBIL CORP               COM              302290101      848    10921 SH       SOLE                    10921
FOREST OIL CORPORATION         COM              346091606     3558    71725 SH       SOLE                    71725
GENERAL ELECTRIC CO            COM              369604103     3570   140003 SH       SOLE                   140003
HOME DEPOT                     COM              437076102      951    36735 SH       SOLE                    36735
HOSPIRA, INC.                  COM              441060100     3224    84395 SH       SOLE                    84395
ILLINOIS TOOL WORKS INC        COM              452308109     2578    57998 SH       SOLE                    57998
INTEL CORP                     COM              458140100     2896   154611 SH       SOLE                   154611
INTERNATIONAL BUSINESS MACHINE COM              459200101      658     5623 SH       SOLE                     5623
JOHNSON CONTROLS               COM              478366107     2930    96590 SH       SOLE                    96590
KIMBERLY CLARK CORP            COM              494368103      982    15140 SH       SOLE                    15140
LAZARD LTD-CL A                COM              021260622     3724    87088 SH       SOLE                    87088
LONE STAR LIQUIDATING TRUST    COM              54229r102        ?   182053 SH       SOLE                   182053
MEDTRONIC, INC.                COM              585055106     3504    69931 SH       SOLE                    69931
MICROSOFT CORP                 COM              594918104     3008   112719 SH       SOLE                   112719
NIKE, INC. CLASS B             COM              654106103     3644    54475 SH       SOLE                    54475
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      565     7933 SH       SOLE                     7933
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     5700    97323 SH       SOLE                    97323
POWER-ONE, INC.                COM              739308104       16    11275 SH       SOLE                    11275
PROCTER & GAMBLE CO            COM              742718109      283     4064 SH       SOLE                     4064
REGIONS FINANCIAL CORPORATION  COM              7591EP100      408    42510 SH       SOLE                    42510
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      230     1986 SH       SOLE                     1986
SCHERING PLOUGH CORP           COM              806605101     1510    81745 SH       SOLE                    81745
TARGET STORES                  COM              87612E106     2783    56734 SH       SOLE                    56734
THE CHARLES SCHWAB CORP        COM              808513105     3690   141921 SH       SOLE                   141921
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3433    62427 SH       SOLE                    62427
UNITEDHEALTH GROUP, INC.       COM              91324P102     1729    68100 SH       SOLE                    68100
WAL MART STORES INC            COM              931142103     4623    77196 SH       SOLE                    77196
WRIGHT MEDICAL GROUP INC       COM              98235t107     3935   129268 SH       SOLE                   129268
XTO ENERGY, INC.               COM              98385X106     2530    54385 SH       SOLE                    54385
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      756    76333 SH       SOLE                    76333
VANGUARD 500 INDEX FUND-SIGN                    922908496      768     8656 SH       SOLE                     8656
VANGUARD INSTL INDEX-INST PL                    922040209      802     7526 SH       SOLE                     7526